Nature of Operations (Details) - USD ($) $ / shares in Units, shares in Millions			12 Months Ended
	Aug. 20, 2020	May 17, 2019	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Nov. 29, 2025	Oct. 31, 2024	Aug. 29, 2024
Nature of Operations [Line Items]
Consideration (in Dollars)										$ 5,265,000
Percentage of purchase price								15.00%
Number of token	130.0
Price per INX token (in Dollars per share)	$ 0.9
Number of tokens not intend to issue			35.0
Number of created tokens			200.0
Number of tokens in treasury			29.4
Aggregate tokens held			61.7
Not allocated issue shares			35.0
Percentage of receive pro rata distribution		40.00%
Percentage of discount payment on transaction fees			10.00%
Accumulated deficit (in Dollars)			$ (28,976,000)	$ (48,623,000)
Operating loss (in Dollars)			(12,164,000)	(17,640,000)	[1]	$ (14,386,000)	[1]
Net cash used in operating activities (in Dollars)			(10,714,000)	$ (7,781,000)		$ (22,305,000)
Working capital (in Dollars)			$ 18,182,000
Mr. Shy Datika [Member]
Nature of Operations [Line Items]
Percentage of ownership of outstanding common shares			17.10%
I.L.S Brokers Ltd. [Member]
Nature of Operations [Line Items]
Consideration (in Dollars)									$ 4,450	$ 4,450,000

[1]	Reclassified in respect of discontinued operation – see note 4 to the financial statements.